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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.4%
California Statewide Communities Development Authority(a),(b)
Revenue Bonds
Series 2018 (Wells Fargo Bank)
08/15/2047	1.300%	1,850,000	1,850,000
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	1.650%	3,520,000	3,520,000
Total			5,370,000
Total Floating Rate Notes (Cost $5,370,000)			5,370,000

Municipal Bonds 95.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.1%
City of Los Angeles Department of Airports
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	403,785
05/15/2030	5.000%	500,000	604,595
Subordinated Refunding Revenue Bonds
Series 2015C
05/15/2029	5.000%	2,410,000	2,809,891
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/2025	5.250%	1,500,000	1,523,775
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,975,942
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,169,110
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,278,820
Series 2014C
03/01/2030	5.000%	2,500,000	2,821,550
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,163,780
07/01/2034	5.000%	700,000	808,969
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Revenue Bonds
Series 2010A
07/01/2024	5.000%	1,000,000	1,047,860
San Francisco City & County Airport Commission - San Francisco International Airport
Unrefunded Revenue Bonds
2nd Series 2011
05/01/2026	5.250%	555,000	601,598
San Francisco City & County Airports Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,414,260
San Francisco City & County Airports Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
San Francisco Airport Commission Project
05/01/2036	5.000%	3,205,000	3,794,015
Total			23,417,950
Charter Schools 4.0%
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2029	5.000%	1,100,000	1,207,118
08/01/2030	5.000%	1,505,000	1,641,458
08/01/2031	5.000%	925,000	1,003,274
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	1,700,000	1,847,237
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,073,176
Series 2018
08/01/2038	5.000%	1,000,000	1,074,630
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,347,837
Series 2017
07/01/2037	5.000%	3,090,000	3,368,563
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	1,810,000	1,917,532
Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	642,144
Total			15,122,969
Health Services 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,279,981
Higher Education 5.4%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,713,556
04/01/2035	5.000%	2,000,000	2,299,980
Series 2018-A
12/01/2036	5.000%	1,000,000	1,142,520
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,176,790
Green Bond-Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	885,909
University of Southern California
Series 2009C
10/01/2024	5.250%	3,000,000	3,599,040
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	431,210
04/01/2026	5.000%	1,000,000	1,085,290
Biola University
Series 2017
10/01/2031	5.000%	540,000	621,794
10/01/2032	5.000%	615,000	705,122
10/01/2033	5.000%	625,000	713,525
10/01/2034	5.000%	570,000	647,953
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	256,606
10/01/2036	5.000%	250,000	283,787
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	569,413
10/01/2028	5.000%	840,000	932,165
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,041,610
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,250,089
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	715,000	757,142
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	565,000	606,912
Total			20,720,413
Hospital 11.9%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Sharp Healthcare
Series 2011A
08/01/2024	5.250%	2,750,000	2,993,512
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,187,920
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,741,875
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	375,739
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,162,560
Sutter Health Obligation Group
Series 2011D
08/15/2026	5.000%	2,250,000	2,431,395
Revenue Bonds
Children’s Hospital of Orange County
Series 2009
11/01/2021	6.000%	2,000,000	2,068,200

2	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Hope Obligation Group
Series 2012A
11/15/2021	5.000%	600,000	653,022
Dignity Health
Series 2009E
07/01/2025	5.625%	1,500,000	1,522,275
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,866,325
02/01/2034	5.000%	500,000	569,825
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,329,125
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	341,337
Series 2017
11/15/2034	5.000%	250,000	289,170
11/15/2035	5.000%	270,000	310,503
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,723,125
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,159,190
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,374,600
Series 2017A
02/01/2033	5.000%	2,770,000	3,121,208
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,321,474
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,544,950
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	499,239
08/01/2034	5.000%	650,000	759,597
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,131,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Permanente
Series 2009A
04/01/2019	5.000%	2,000,000	2,011,331
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,236,610
Methodist Hospital of Southern California
01/01/2036	5.000%	3,000,000	3,329,640
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	554,535
01/01/2036	4.000%	1,000,000	1,018,000
Total			45,627,962
Joint Power Authority 0.5%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,745,850
Local Appropriation 1.5%
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,361,152
11/01/2028	5.000%	1,155,000	1,269,634
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	1,026,536
06/01/2034	5.000%	775,000	930,248
Total			5,587,570
Local General Obligation 10.8%
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,325,911
Compton Unified School District(e)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,846,901
06/01/2024	0.000%	1,925,000	1,707,879
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,202,320

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election 2014
Series 2018B
08/01/2034	4.000%	500,000	541,895
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,740,186
East Side Union High School District
Unlimited General Obligation Refunding Bonds
2012 Crossover
Series 2006 (AGM)
09/01/2020	5.250%	1,280,000	1,355,456
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	889,556
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,787,040
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,657,755
Napa Valley Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	0.000%	1,595,000	1,562,303
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	770,770
Palomar Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	2,006,036
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	631,180
Rancho Santiago Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,561,272
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rescue Union School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	917,455
San Mateo Foster City School District
Revenue Bonds
Series 2005 (AGM)
08/15/2019	5.500%	2,000,000	2,042,540
Santa Monica Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2018A
08/01/2034	4.000%	500,000	544,915
Saugus Union School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
08/01/2021	5.250%	2,375,000	2,586,517
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,141,230
08/01/2032	5.000%	1,500,000	1,675,770
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/2023	5.250%	3,000,000	3,261,810
Series 2012
08/01/2027	5.000%	2,365,000	2,620,846
Total			41,377,543
Multi-Family 0.8%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	429,768
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,095,340
California Statewide Communities Development Authority
Revenue Bonds
NCCD-Hooper Street LLC
07/01/2039	5.250%	500,000	530,020
Series 2017
05/15/2032	5.000%	1,000,000	1,135,430
Total			3,190,558

4	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 4.1%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,519,125
City of Santa Clara Electric
Refunding Revenue Bonds
Series 2011A
07/01/2029	5.375%	1,000,000	1,088,320
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,440,000	1,461,024
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	3,126,209
11/01/2023	5.000%	1,040,000	1,135,046
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	2,054,657
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,943,287
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,215,074
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	973,513
01/01/2031	5.000%	1,000,000	1,142,020
Total			15,658,275
Other Bond Issue 1.4%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	427,476
09/01/2034	4.000%	600,000	636,612
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	376,271
02/01/2033	4.000%	500,000	533,275
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	707,562
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	411,873
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,385,960
Total			5,479,029
Ports 0.6%
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,124,930
09/01/2028	5.000%	1,100,000	1,237,423
Total			2,362,353
Prepaid Gas 0.6%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	2,000,000	2,463,800
Recreation 1.1%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Segerstrom Center for the Arts
Series 2016
07/01/2026	5.000%	2,000,000	2,383,880
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,867,814
Total			4,251,694
Refunded / Escrowed 7.2%
California Educational Facilities Authority
Revenue Bonds
Pitzer College
Series 2009 Escrowed to Maturity
04/01/2019	5.000%	1,610,000	1,619,232
California Health Facilities Financing Authority
Prerefunded 07/01/19 Revenue Bonds
Dignity Health
Series 2009A
07/01/2029	6.000%	1,250,000	1,272,575

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State Public Works Board
Prerefunded 03/01/20 Revenue Bonds
Various Capital Projects
Subordinated Series 2010A-1
03/01/2022	5.250%	2,000,000	2,080,540
California State University
Prerefunded 05/01/19 Revenue Bonds
Systemwide
Series 2009A
11/01/2022	5.250%	2,500,000	2,523,000
California Statewide Communities Development Authority
Prerefunded 08/15/20 Revenue Bonds
Sutter Health
Series 2011A
08/15/2026	5.500%	1,000,000	1,059,200
City & County of San Francisco
Prerefunded 06/15/20 Unlimited General Obligation Bonds
Earthquake Safety
Series 2010E
06/15/2027	5.000%	3,380,000	3,540,482
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/2025	5.000%	3,000,000	3,268,200
City of Los Angeles Wastewater System
Prerefunded 06/01/19 Revenue Bonds
Series 2009A
06/01/2025	5.750%	1,110,000	1,124,952
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2030	5.875%	1,000,000	1,120,540
Long Beach Community College District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	784,056
Pasadena Public Financing Authority
Prerefunded 03/01/21 Revenue Bonds
Rose Bowl Renovation
Series 2010A
03/01/2026	5.000%	2,500,000	2,681,275
Pico Rivera Public Financing Authority
Prerefunded 09/01/19 Revenue Bonds
Series 2009
09/01/2026	5.250%	1,085,000	1,108,447
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Series 2009B
05/15/2025	5.250%	1,500,000	1,515,810
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/03/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	1,445,000	1,562,594
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	520,000	580,996
09/01/2029	5.000%	585,000	653,621
University of California
Prerefunded 05/15/19 Revenue Bonds
Series 2009O
05/15/2020	5.000%	1,000,000	1,009,850
Total			27,505,370
Retirement Communities 6.3%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2024	5.375%	2,795,000	3,037,718
Series 2012
07/01/2021	5.000%	1,000,000	1,074,830
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/2032	5.000%	4,750,000	5,249,700
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	366,488
07/01/2029	5.000%	300,000	353,085
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	465,340
11/15/2030	5.000%	600,000	717,006
11/15/2032	5.000%	850,000	1,013,089
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2019	5.000%	200,000	203,570
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,846,740
10/01/2026	5.000%	1,000,000	1,110,300

6	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,650,416
Front Porch Communities and Services
Series 2017
04/01/2030	5.000%	150,000	174,749
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,130,730
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	317,109
07/01/2036	4.000%	430,000	450,262
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2024	5.000%	310,000	330,925
05/15/2025	5.000%	530,000	563,554
05/15/2026	5.000%	700,000	740,271
05/15/2029	5.000%	1,135,000	1,184,815
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,104,070
Total			24,084,767
Sales Tax 1.0%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,658,251
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	720,386
06/01/2036	5.000%	1,180,000	1,374,854
Total			3,753,491
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	440,971
06/01/2034	4.000%	250,000	264,297
Total			705,268
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 16.2%
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,157,868
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,545,647
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	985,564
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	630,000	689,182
09/01/2027	5.000%	805,000	880,622
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,764,330
09/01/2026	5.000%	1,000,000	1,166,690
09/01/2027	5.000%	1,000,000	1,163,240
09/01/2030	5.000%	815,000	939,646
09/01/2031	5.000%	590,000	678,559
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,216,842
10/01/2031	5.000%	1,640,000	1,907,156
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2021	5.000%	755,000	825,170
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	579,240
05/01/2033	5.000%	1,000,000	1,152,130
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,349,268
09/01/2031	5.000%	2,720,000	3,087,880

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	604,762
09/01/2030	5.000%	625,000	708,962
09/01/2032	5.000%	625,000	704,444
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,688,085
Long Beach Bond Finance Authority
Tax Allocation Bonds
Industrial Redevelopment Project Areas
Series 2002B (AMBAC)
11/01/2019	5.500%	1,070,000	1,101,265
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	1,000,000	1,132,110
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	3,000,000	3,483,510
Oakland Redevelopment Successor Agency
Subordinated Refunding Tax Allocation Bonds
Series 2013
09/01/2022	5.000%	2,000,000	2,216,940
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	394,054
09/01/2033	5.000%	730,000	854,027
09/01/2034	5.000%	500,000	582,680
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,066,327
10/01/2030	5.000%	350,000	415,338
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,961,992
09/01/2029	5.000%	1,195,000	1,322,877
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,186,826
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	801,899
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,556,598
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,649,800
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	323,551
08/01/2031	5.000%	355,000	414,498
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	781,300
08/01/2032	5.000%	580,000	671,634
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	255,924
08/01/2030	5.000%	175,000	198,280
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,146,682
08/01/2029	5.000%	1,000,000	1,149,590
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	345,216
12/01/2024	5.000%	400,000	470,232
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	585,358
09/01/2029	5.000%	595,000	657,148
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,386,336
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,452,644

8	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	674,679
09/01/2026	5.000%	700,000	823,109
Total			61,857,711
State Appropriated 4.1%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,659,120
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,146,452
Series 2015A
06/01/2028	5.000%	1,175,000	1,370,508
Various Capital Projects
Series 2011A
10/01/2020	5.000%	2,000,000	2,110,460
Series 2013I
11/01/2028	5.250%	3,000,000	3,417,000
Series 2014E
09/01/2030	5.000%	1,500,000	1,713,285
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,418,140
Total			15,834,965
State General Obligation 2.7%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/2024	5.000%	5,000,000	5,284,500
Various Purpose
Series 2009
10/01/2029	5.250%	1,500,000	1,534,785
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,404,040
Total			10,223,325
Tobacco 3.2%
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,501,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,461,720
Series 2018A
06/01/2022	5.000%	3,000,000	3,302,280
Total			12,265,760
Turnpike / Bridge / Toll Road 2.2%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,190,720
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,929,500
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	3,000,000	3,318,480
Total			8,438,700
Water & Sewer 2.8%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A AGM
09/01/2033	5.000%	500,000	591,115
09/01/2035	5.000%	830,000	975,109
City of Fresno Sewer System
Revenue Bonds
Series 2008A
09/01/2023	5.000%	170,000	170,476
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	834,477
11/15/2026	5.000%	1,000,000	1,187,220
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	992,165
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2024	5.000%	1,050,000	1,238,013
Semitropic Improvement District
Refunding Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	3,186,699

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,726,005
Total			10,901,279
Total Municipal Bonds (Cost $349,272,236)			363,856,583

Money Market Funds 1.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(f)	4,504,968	4,504,968
Total Money Market Funds (Cost $4,504,968)		4,504,968
Total Investments in Securities (Cost: $359,147,204)		373,731,551
Other Assets & Liabilities, Net		9,095,836
Net Assets		382,827,387
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $18,340,148, which represents 4.79% of total net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
10	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	5,370,000	—	5,370,000
Municipal Bonds	—	363,856,583	—	363,856,583
Money Market Funds	4,504,968	—	—	4,504,968
Total Investments in Securities	4,504,968	369,226,583	—	373,731,551
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2019	11

Portfolio of Investments
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.3%
Indiana Finance Authority(a),(b)
Unrefunded Revenue Bonds
Lease Appropriation
Series 2009A-2 (Wells Fargo Bank)
02/01/2037	1.620%	2,755,000	2,755,000
Total Floating Rate Notes (Cost $2,755,000)			2,755,000

Municipal Bonds 83.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.2%
Black Belt Energy Gas District
Revenue Bonds
Series 2016A
07/01/2046	4.000%	12,500,000	12,900,625
Series 2017-A
08/01/2047	4.000%	2,500,000	2,613,400
Series 2018A
12/01/2048	4.000%	4,970,000	5,221,233
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-2
Muni Swap Index Yield + 0.620% 12/01/2048	2.050%	5,000,000	5,000,000
Southeast Alabama Gas Supply District (The)
Revenue Bonds
Project #2
Series 2018A
06/01/2021	4.000%	1,000,000	1,038,940
State of Alabama Docks Department
Refunding Revenue Bonds
Docks Facilities
Series 2017B
10/01/2019	5.000%	1,275,000	1,298,766
10/01/2020	5.000%	1,280,000	1,340,800
Total			29,413,764
Alaska 0.9%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	5,300,000	5,342,029
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Valdez
Refunding Revenue Bonds
BP Pipelines, Inc. Project
Series 2003B
01/01/2021	5.000%	3,350,000	3,534,618
Total			8,876,647
Arizona 0.5%
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017B
01/01/2048	5.000%	4,500,000	4,979,700
Arkansas 0.6%
Arkansas Development Finance Authority
Refunding Revenue Bonds
Baptist Health
Series 2015A
12/01/2019	5.000%	5,095,000	5,223,547
California 1.2%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2020	5.000%	1,100,000	1,132,571
02/01/2021	5.000%	1,200,000	1,269,708
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2022	3.000%	1,680,000	1,684,737
County of Riverside(e)
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA) AMT
05/01/2021	7.800%	1,500,000	1,691,490
Norman Y. Mineta San Jose International Airport(e)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2022	5.000%	1,750,000	1,904,700
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2019	4.000%	1,500,000	1,516,725
11/01/2020	5.000%	2,235,000	2,333,072
Total			11,533,003
Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 2.7%
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Series 2017A AMT
11/15/2030	5.000%	1,925,000	2,244,415
Revenue Bonds
Series 2011A AMT
11/15/2021	5.000%	5,000,000	5,405,000
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2015
06/01/2019	4.000%	900,000	905,274
Series 2017
06/01/2019	5.000%	950,000	958,370
06/01/2021	5.000%	700,000	740,565
Dawson Ridge Metropolitan District No. 1(f)
Limited General Obligation Refunding Bonds
Series 1992B Escrowed to maturity
10/01/2022	0.000%	3,375,000	3,144,859
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2015A
09/01/2019	5.000%	1,000,000	1,016,410
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/2020	5.000%	2,105,000	2,194,736
University of Colorado Hospital Authority
Revenue Bonds
Obligation Group
Series 2017
11/15/2038	5.000%	3,650,000	3,918,676
11/15/2047	4.000%	4,700,000	4,752,076
Total			25,280,381
Connecticut 3.1%
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2019	3.000%	500,000	504,775
11/15/2020	4.000%	350,000	363,115
11/15/2021	5.000%	500,000	540,780
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2019	3.000%	325,000	327,311
09/01/2020	4.000%	330,000	340,959
09/01/2021	5.000%	425,000	457,062
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2016E-1
11/15/2046	3.500%	4,940,000	5,087,113
Revenue Bonds
Series 2014A-1
11/15/2044	4.000%	2,315,000	2,389,242
Connecticut Housing Finance Authority(e)
Refunding Revenue Bonds
Subordinated Series 2018A-2 AMT
05/15/2021	2.150%	1,595,000	1,588,636
11/15/2021	2.250%	1,625,000	1,621,051
05/15/2022	2.375%	1,460,000	1,461,577
Revenue Bonds
Subordinated Series 2017 C-2 AMT
05/15/2020	2.750%	2,300,000	2,316,146
05/15/2021	3.000%	2,680,000	2,725,587
11/15/2021	3.000%	4,435,000	4,504,496
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2021	3.250%	80,000	80,011
State of Connecticut Special Tax Revenue
Revenue Bonds
Transportation Infrastructure
Series 2016A
09/01/2021	5.000%	4,000,000	4,292,360
Total			28,600,221
District of Columbia 0.6%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
12/01/2023	5.250%	1,750,000	1,855,595
Metropolitan Washington Airports Authority(e)
Refunding Revenue Bonds
Series 2018A AMT
10/01/2023	5.000%	3,000,000	3,376,980
Total			5,232,575
Florida 2.2%
City of Cape Coral Water & Sewer
Refunding Special Assessment Bonds
Various Areas
Series 2017 (AGM)
09/01/2019	1.650%	960,000	958,186
09/01/2020	1.900%	955,000	949,738

2	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Jacksonville
Revenue Bonds
Series 2011A
10/01/2024	5.000%	3,010,000	3,249,084
10/01/2025	5.000%	2,935,000	3,163,343
County of Broward Airport System(e)
Refunding Revenue Bonds
Series 2015C AMT
10/01/2020	5.000%	1,885,000	1,979,589
Revenue Bonds
Series 2017 AMT
10/01/2021	5.000%	1,480,000	1,591,562
County of Lee Solid Waste System(e)
Refunding Revenue Bonds
Series 2016 (NPFGC) AMT
10/01/2022	5.000%	3,100,000	3,357,920
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2014 AMT
10/01/2020	5.000%	2,000,000	2,093,660
Florida Housing Finance Corp.
Revenue Bonds
Homeowner Mortgage Special Program
Series 2010A (GNMA / FNMA / FHLMC)
07/01/2028	5.000%	155,000	156,699
Florida Ports Financing Commission(e)
Refunding Revenue Bonds
Transportation Fund
Seris 2011B AMT
06/01/2023	5.000%	3,000,000	3,204,090
Total			20,703,871
Georgia 2.8%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle
Series 2015
10/01/2032	2.350%	7,700,000	7,694,302
Series 2017
12/01/2049	1.850%	4,350,000	4,343,605
City of Atlanta
Refunding Tax Allocation Bonds
Atlantic Station Project
Series 2017
12/01/2019	5.000%	1,000,000	1,024,810
12/01/2020	5.000%	1,000,000	1,051,630
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Single Family Mortgage
Series 2016A-1
12/01/2046	3.500%	2,520,000	2,592,072
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
03/15/2021	5.000%	5,000,000	5,275,800
Monroe County Development Authority
Revenue Bonds
Georgia Power Co. Plant Scherer
Series 2015
10/01/2048	2.350%	4,000,000	3,987,000
Total			25,969,219
Illinois 16.0%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Dedicated
Series 2017F
12/01/2019	5.000%	6,000,000	6,095,340
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
General Senior Lien
Series 2012B AMT
01/01/2022	5.000%	5,000,000	5,376,100
Series 2013A AMT
01/01/2022	5.000%	5,675,000	6,101,874
Revenue Bonds
General Purpose Senior Lien
Series 2013C AMT
01/01/2021	5.000%	2,035,000	2,145,175
Chicago Park District
Limited Tax General Obligation Refunding Bonds
Series 2014D
01/01/2020	5.000%	1,000,000	1,022,660
01/01/2021	5.000%	1,000,000	1,043,620
Chicago Transit Authority
Refunding Revenue Bonds
Federal Transit Administration Section 5307
Series 2015
06/01/2019	5.000%	5,000,000	5,047,800
Federal Transit Administration Section 5307 Urbanized Area Formula Funds
Series 2015
06/01/2020	5.000%	11,250,000	11,664,787
City of Chicago
Prerefunded 01/01/20 Revenue Bonds
Series 2009A
01/01/2022	5.000%	2,090,000	2,151,112
Refunding General Obligation Unlimited Bonds
Project
Series 2014A
01/01/2020	4.000%	1,175,000	1,185,528
Series 2015
01/01/2020	5.000%	1,625,000	1,654,006

Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Series 2015A
01/01/2020	5.000%	3,480,000	3,542,118
Unlimited General Obligation Notes
Series 2015A Escrowed to Maturity
01/01/2021	5.000%	5,000,000	5,167,050
Unlimited General Obligation Refunding Bonds
Project
Series 2014A Escrowed to Maturity
01/01/2021	5.000%	4,875,000	5,164,380
Series 2016C
01/01/2022	5.000%	5,000,000	5,232,300
City of Chicago(f)
Unlimited General Obligation Refunding Bonds
Series 2009C
01/01/2022	0.000%	2,700,000	2,462,589
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2020	5.000%	1,000,000	1,026,760
01/01/2021	5.000%	1,000,000	1,052,410
Second Lien
01/01/2024	5.000%	2,200,000	2,452,648
Revenue Bonds
Second Lien
01/01/2021	3.000%	1,795,000	1,816,289
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2019	5.000%	3,000,000	3,065,400
11/01/2020	5.000%	5,000,000	5,246,550
11/01/2021	5.000%	2,115,000	2,271,658
Revenue Bonds
Second Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,571,415
City of Chicago Waterworks(f)
Revenue Bonds
Capital Appreciation Senior Lien
Series 2000 (AMBAC)
11/01/2019	0.000%	5,550,000	5,456,649
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2019	5.000%	2,000,000	2,004,479
03/01/2020	5.000%	2,000,000	2,063,460
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Winnebago
Unlimited General Obligation Refunding Bonds
Public Safety Sales Tax
12/30/2024	5.000%	4,000,000	4,456,560
DeKalb County Community Unit School District No. 424 Genoa-Kingston(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2001 (AMBAC)
01/01/2021	0.000%	1,500,000	1,436,490
Illinois Development Finance Authority(f)
Revenue Bonds
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	1,890,000	1,720,807
Illinois Finance Authority
Refunding Revenue Bonds
Advocate Health Care
Series 2014
08/01/2019	5.000%	600,000	609,384
Swedish Covenant Hospital
Series 2016
08/15/2019	5.000%	495,000	501,504
08/15/2020	5.000%	400,000	414,740
08/15/2021	5.000%	455,000	482,264
Illinois Finance Authority(c)
Refunding Revenue Bonds
Presbyterian Home
Series 2016
0.7 x 1-month USD LIBOR + 1.350% 05/01/2036	1.656%	2,400,000	2,407,752
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015C
01/01/2020	5.000%	1,500,000	1,541,790
Kendall Kane & Will Counties Community Unit School District No. 308(f)
Unlimited General Obligation Bonds
Capital Appreciation-School
Series 2018 AGM
02/01/2022	0.000%	1,950,000	1,819,974
Kendall Kane & Will Counties Community Unit School District No. 308
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/2023	5.500%	2,000,000	2,245,200
Regional Transportation Authority
Revenue Bonds
Series 2003A (NPFGC)
07/01/2022	5.500%	3,470,000	3,870,924
State of Illinois
Unlimited General Obligation Bonds
Series 2013CR (AGM)
04/01/2021	5.000%	7,180,000	7,560,827

4	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014
04/01/2019	5.000%	5,000,000	5,021,639
Series 2016
01/01/2020	5.000%	2,500,000	2,555,950
Series 2017B
11/01/2019	5.000%	5,000,000	5,097,400
Series 2017D
11/01/2021	5.000%	5,000,000	5,262,450
11/01/2022	5.000%	4,865,000	5,173,003
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2021	5.000%	2,000,000	2,101,920
Unrefunded Revenue Bonds
Build Illinois
Series 2009B
06/15/2020	5.000%	1,415,000	1,429,999
Total			148,794,734
Indiana 1.3%
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2031	1.750%	5,000,000	4,946,900
Indiana Health Facility Financing Authority
Revenue Bonds
Ascension Health Subordinated Credit Group
Series 2016
11/01/2027	1.250%	3,245,000	3,210,571
Indiana Housing & Community Development Authority(e)
Refunding Revenue Bonds
Series 2017A-2 (GNMA) AMT
01/01/2039	4.000%	1,630,000	1,689,413
Series 2017C-2 (GNMA) AMT
01/01/2037	4.000%	1,815,000	1,882,318
Total			11,729,202
Iowa 0.2%
Iowa Student Loan Liquidity Corp.(e)
Revenue Bonds
Series 2015A AMT
12/01/2022	5.000%	2,000,000	2,176,660
Kentucky 2.0%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2021	5.000%	1,000,000	1,051,920
06/01/2022	5.000%	1,000,000	1,071,650
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Public Energy Authority
Revenue Bonds
Gas Supply
06/01/2020	4.000%	650,000	664,151
12/01/2020	4.000%	1,070,000	1,102,111
06/01/2021	4.000%	1,065,000	1,102,786
12/01/2024	4.000%	3,000,000	3,178,920
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #112
Series 2016B
11/01/2021	5.000%	6,000,000	6,467,700
Project #117
Series 2017D
05/01/2021	5.000%	2,000,000	2,128,100
Louisville Regional Airport Authority(e)
Refunding Revenue Bonds
Series 2014-A AMT
07/01/2022	5.000%	1,625,000	1,769,121
Total			18,536,459
Maine 0.4%
Maine State Housing Authority
Revenue Bonds
Series 2016B-1
11/15/2046	3.500%	3,475,000	3,564,377
Maryland 0.1%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2019	5.000%	500,000	505,915
Massachusetts 1.3%
Massachusetts Educational Financing Authority(e)
Refunding Revenue Bonds
Issue K
Series 2017A AMT
07/01/2020	4.000%	375,000	384,461
07/01/2021	4.000%	1,000,000	1,041,980
Series 2016J AMT
07/01/2020	4.000%	2,150,000	2,204,244
Series 2018B AMT
07/01/2021	5.000%	1,150,000	1,225,107
Revenue Bonds
Series 2015A AMT
01/01/2022	5.000%	3,500,000	3,773,525

Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency(e)
Refunding Revenue Bonds
Single Family
Series 2017-188 AMT
12/01/2020	1.700%	885,000	873,061
06/01/2021	1.800%	685,000	673,924
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2017B
12/01/2021	2.050%	2,000,000	2,002,740
Total			12,179,042
Michigan 0.5%
Michigan Finance Authority(e)
Refunding Revenue Bonds
Student Loan
Series 2014 25-A AMT
11/01/2019	5.000%	1,250,000	1,274,825
Wayne County Airport Authority(e)
Refunding Revenue Bonds
Junior Lien
Series 2017B AMT
12/01/2019	5.000%	500,000	512,700
12/01/2020	5.000%	550,000	580,530
12/01/2021	5.000%	1,000,000	1,077,110
12/01/2022	5.000%	1,100,000	1,210,242
Total			4,655,407
Minnesota 2.3%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2020	4.000%	785,000	803,455
05/01/2021	4.000%	500,000	520,795
05/01/2022	4.000%	500,000	529,125
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	1,450,000	1,437,893
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2023	0.000%	800,000	737,448
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2022	5.000%	600,000	664,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Millberry Apartments Project
Series 2018B
03/01/2021	3.750%	3,915,000	3,917,819
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,099,075
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/2046	3.500%	5,750,000	5,933,425
Minnesota Housing Finance Agency(e)
Refunding Revenue Bonds
Residential Housing
Series 2014C (GNMA) AMT
07/01/2019	1.800%	1,300,000	1,299,298
Series 2017D (FNMA) AMT
01/01/2020	2.000%	930,000	926,336
Series 2017D (GNMA) AMT
07/01/2019	1.800%	935,000	932,606
01/01/2021	2.200%	1,470,000	1,462,900
Total			21,265,155
Mississippi 0.3%
Mississippi Development Bank
Refunding Revenue Bonds
Jackson Public School District Project
Series 2015A
04/01/2020	5.000%	1,000,000	1,035,210
State of Mississippi
Revenue Bonds
Series 2019A
10/15/2022	5.000%	750,000	831,195
10/15/2023	5.000%	750,000	848,573
Total			2,714,978
Missouri 0.4%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2019	5.000%	300,000	300,593
03/01/2020	5.000%	325,000	333,944
03/01/2021	5.000%	400,000	419,760
City of Springfield(e)
Refunding Revenue Bonds
Series 2017-B AMT
07/01/2020	5.000%	2,810,000	2,923,243
Total			3,977,540

6	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 2.4%
County of Clark Department of Aviation(e)
Refunding Revenue Bonds
Airport System Junior Subordinated Lien
Series 2017C AMT
07/01/2021	5.000%	5,000,000	5,335,050
Las Vegas McCarran International Airport
Series 2017 AMT
07/01/2021	5.000%	2,500,000	2,670,575
07/01/2022	5.000%	2,240,000	2,450,224
Subordinated Series 2017A-1 AMT
07/01/2022	5.000%	3,000,000	3,281,550
County of Washoe(e)
Refunding Revenue Bonds
Sierra Pacific Power
Series 2016S AMT
08/01/2031	1.500%	5,500,000	5,486,910
Nevada Housing Division
Revenue Bonds
Desert Properties Apartments Project
06/01/2020	2.150%	2,960,000	2,967,282
Total			22,191,591
New Hampshire 0.5%
New Hampshire Business Finance Authority(c),(e)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 AMT
Muni Swap Index Yield + 0.750% 10/01/2033	2.180%	5,000,000	4,987,100
New Jersey 4.0%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2019	4.000%	500,000	500,704
03/01/2020	5.000%	400,000	412,132
03/01/2021	5.000%	650,000	686,030
03/01/2022	5.000%	500,000	540,315
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,743,196
Series 2017B
11/01/2022	5.000%	2,285,000	2,481,784
Revenue Bonds
Series 2017DDD
06/15/2019	5.000%	500,000	505,485
06/15/2020	5.000%	500,000	518,765
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Princeton HealthCare System
Series 2016
07/01/2020	5.000%	650,000	678,971
New Jersey Higher Education Student Assistance Authority(e)
Refunding Revenue Bonds
Series 2018B AMT
12/01/2020	5.000%	1,500,000	1,571,385
Revenue Bonds
Series 2013-1A AMT
12/01/2019	5.000%	3,500,000	3,576,090
Series 2015-1A AMT
12/01/2019	5.000%	2,500,000	2,554,350
Series 2016-1A AMT
12/01/2020	5.000%	1,250,000	1,309,487
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2017B
05/01/2021	2.000%	7,675,000	7,673,235
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2022	5.000%	3,000,000	3,254,580
Revenue Bonds
Transportation System
Series 1999A
06/15/2020	5.750%	5,000,000	5,153,750
Series 2006A (AGM)
12/15/2020	5.250%	2,360,000	2,497,352
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2022	5.000%	1,000,000	1,083,920
Total			37,741,531
New York 16.0%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2018
06/18/2019	2.750%	7,000,000	7,017,780
Bolivar-Richburg Central School District
Unlimited General Obligation Notes
BAN Series 2018
07/12/2019	2.750%	5,730,000	5,748,221
Campbell-Savona Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.750%	7,570,000	7,593,467

Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Center Moriches Union Free School District
Unlimited General Obligation Notes
BAN Series 2018
08/07/2019	2.750%	5,000,000	5,021,750
City of New York
Unlimited General Obligation Refunding Bonds
Fiscal 2019
08/01/2022	5.000%	3,150,000	3,498,674
City of Poughkeepsie
Limited General Obligation Notes
BAN Series 2018A
05/03/2019	4.000%	1,820,000	1,825,278
County of Clinton
Limited General Obligation Notes
BAN Series 2018B
08/02/2019	2.750%	6,873,412	6,899,393
County of Madison
Limited General Obligation Notes
BAN Series 2018
04/12/2019	2.100%	3,965,000	3,966,229
East Ramapo Central School District
Unlimited General Obligation Notes
BAN Series 2018
04/26/2019	3.000%	5,000,000	5,014,900
General Brown Central School District
Unlimited General Obligation Notes
BAN Series 2018
07/11/2019	2.750%	5,000,000	5,016,250
Housing Development Corp.
Refunding Revenue Bonds
Series 2015G-2
11/01/2019	1.450%	2,500,000	2,489,900
Revenue Bonds
Series 2017C-2
07/01/2021	1.700%	3,000,000	2,967,750
Sustainable Neighborhood
Series 2017G
11/01/2057	2.000%	3,000,000	2,989,020
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2018B-1J
05/15/2020	5.000%	5,250,000	5,452,703
Subordinated BAN Series 2018B-2
05/15/2021	5.000%	5,000,000	5,325,700
New York City Industrial Development Agency(e)
Refunding Revenue Bonds
Senior Trips
Series 2012A AMT
07/01/2019	5.000%	1,730,000	1,750,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Personal Income Tax
Series 2017B
02/15/2023	5.000%	2,000,000	2,250,220
New York State Urban Development Corp.
Refunding Revenue Bonds
Personal Income Tax
Series 2017
03/15/2024	5.000%	5,000,000	5,770,300
New York Transportation Development Corp.(e)
Refunding Revenue Bonds
Terminal One Group Association
Series 2015 AMT
01/01/2021	5.000%	5,500,000	5,833,960
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2022	5.000%	2,465,000	2,645,389
North Syracuse Central School District
Unlimited General Obligation Notes
BAN Series 2018
08/09/2019	2.750%	7,931,602	7,964,360
Onondaga Central School District
Unlimited General Obligation Notes
BAN Series 2018
07/19/2019	2.750%	4,013,185	4,025,947
Owego Apalachin Central School District
Unlimited General Obligation Notes
RAN Series 2018
06/27/2019	2.375%	4,000,000	4,001,240
Port Authority of New York & New Jersey(e)
Revenue Bonds
Series 2011-106 AMT
10/15/2021	5.000%	2,250,000	2,432,475
Schenevus Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.750%	3,495,000	3,504,262
State of New York Mortgage Agency(e)
Refunding Revenue Bonds
Series 2014-189 AMT
04/01/2021	2.450%	1,000,000	1,001,870
Series 2017-206 AMT
10/01/2019	1.450%	1,470,000	1,462,209
04/01/2020	1.500%	1,340,000	1,329,012
10/01/2020	1.600%	1,490,000	1,474,161
04/01/2021	1.700%	1,730,000	1,709,603
10/01/2021	1.800%	1,165,000	1,147,851
04/01/2022	1.950%	1,300,000	1,286,467

8	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
55th Series 2017 AMT
10/01/2019	1.650%	845,000	842,575
04/01/2020	1.750%	960,000	956,496
10/01/2020	1.800%	1,725,000	1,717,151
04/01/2021	1.950%	1,815,000	1,807,359
10/01/2021	2.050%	505,000	502,919
Thousand Islands Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.750%	3,735,000	3,744,898
Tioga Central School District
Unlimited General Obligation Notes
BAN Series 2018
08/16/2019	2.750%	4,000,000	4,018,000
Town of Lancaster
Limited General Obligation Notes
BAN Series 2018
07/25/2019	2.750%	4,840,000	4,855,972
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2019	4.000%	2,000,000	2,012,240
06/01/2020	5.000%	1,000,000	1,035,540
Waterford Halfmoon Union Free School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.750%	4,379,902	4,392,604
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010B
11/01/2019	5.000%	3,135,000	3,198,891
Total			149,501,936
North Carolina 0.7%
North Carolina Housing Finance Agency(e)
Refunding Revenue Bonds
Series 2016-37A AMT
07/01/2039	3.500%	1,830,000	1,875,933
North Carolina Medical Care Commission
Refunding Revenue Bonds
Mission Health System
10/01/2021	2.000%	1,520,000	1,522,341
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
01/01/2025	5.000%	1,500,000	1,709,175
01/01/2025	5.000%	1,110,000	1,264,789
Total			6,372,238
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Dakota 0.3%
North Dakota Housing Finance Agency
Refunding Revenue Bonds
Housing and Home Mortgage Finance Program
Series 2017
07/01/2019	1.700%	435,000	434,500
01/01/2020	1.750%	900,000	898,353
07/01/2020	1.850%	730,000	728,985
01/01/2021	1.950%	645,000	644,271
Total			2,706,109
Ohio 0.3%
Ohio Housing Finance Agency
Refunding Revenue Bonds
Housing and Urban Development Corp., Ltd.
Series 2018A
04/01/2021	3.000%	2,110,000	2,152,981
Revenue Bonds
Series 2010-1 (GNMA / FNMA)
11/01/2028	5.000%	355,000	359,718
Total			2,512,699
Oklahoma 0.3%
Cleveland County Educational Facilities Authority
Revenue Bonds
Moore Public Schools Project
Series 2016
06/01/2020	5.000%	500,000	520,305
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2019	4.000%	1,005,000	1,015,955
Oklahoma County Finance Authority
Revenue Bonds
Midwest City Public Schools
Series 2018
10/01/2022	5.000%	1,000,000	1,105,670
Total			2,641,930
Pennsylvania 4.9%
City of Philadelphia Airport(e)
Refunding Revenue Bonds
Series 2011A AMT
06/15/2023	5.000%	1,540,000	1,641,702
Series 2017B AMT
07/01/2022	5.000%	500,000	546,065
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2020	5.000%	1,000,000	1,039,140

Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2021	5.000%	1,170,000	1,251,537
06/30/2022	5.000%	5,000,000	5,398,750
Waste Management, Inc. Project
Series 2014 AMT
07/01/2041	2.250%	5,275,000	5,274,683
Series 2017A AMT
08/01/2037	1.700%	2,000,000	1,980,400
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/2041	3.500%	3,975,000	4,074,295
Series 2016-120
10/01/2046	3.500%	5,110,000	5,252,109
Pennsylvania Housing Finance Agency(e)
Refunding Revenue Bonds
Series 2017-124A AMT
10/01/2019	1.350%	835,000	830,382
04/01/2020	1.450%	1,000,000	990,780
10/01/2020	1.550%	1,000,000	987,690
04/01/2021	1.650%	1,000,000	987,420
10/01/2021	1.750%	725,000	714,763
Pennsylvania Turnpike Commission(c)
Refunding Revenue Bonds
Series 2018A-1
Muni Swap Index Yield + 0.600% 12/01/2023	2.030%	5,000,000	4,979,700
Revenue Bonds
Series 2013B
Muni Swap Index Yield + 1.150% 12/01/2019	2.580%	3,070,000	3,077,215
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,456,950
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2022	5.000%	560,000	614,018
09/01/2023	5.000%	450,000	501,638
State Public School Building Authority
Refunding Revenue Bonds
The School District of Philadelphia Project
Series 2015
06/01/2019	5.000%	2,890,000	2,917,253
Total			45,516,490
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island 0.4%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation
Series 2016G
05/15/2022	5.000%	1,250,000	1,354,775
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Series 2016
10/01/2046	3.500%	1,230,000	1,257,490
Rhode Island Student Loan Authority(e)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2022	5.000%	1,300,000	1,411,865
Total			4,024,130
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority(d)
Revenue Bonds
Royal Live Oaks Academy Project
Series 2018
08/01/2020	3.000%	2,700,000	2,705,778
South Carolina Ports Authority(e)
Revenue Bonds
Series 2018 AMT
07/01/2020	5.000%	500,000	521,575
07/01/2024	5.000%	850,000	972,579
South Carolina State Housing Finance & Development Authority
Refunding Revenue Bonds
Series 2016B-1
07/01/2043	3.500%	1,515,000	1,562,101
South Carolina State Housing Finance & Development Authority(e)
Refunding Revenue Bonds
Series 2016B-2 AMT
07/01/2043	4.000%	3,785,000	3,953,546
Total			9,715,579
Tennessee 1.1%
Memphis Health Educational & Housing Facility Board
Revenue Bonds
Forum Flats Apartments Project
Series 2017
12/01/2020	1.800%	1,350,000	1,350,094
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2030	1.550%	3,000,000	2,967,240

10	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
East Webster Street Apartments
Series 2018
04/01/2021	2.050%	1,250,000	1,254,838
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2006C
02/01/2020	5.000%	4,300,000	4,406,339
Total			9,978,511
Texas 3.4%
City of Houston
Limited General Obligation Refunding & Public Improvement Bonds
Series 2013A
03/01/2023	5.000%	4,845,000	5,437,253
Houston Independent School District Public Facility Corp.(f)
Revenue Bonds
Capital Appreciation-Cesar E. Chavez
Series 1998A (AMBAC)
09/15/2020	0.000%	2,685,000	2,604,289
Lewisville Independent School District(f)
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2022	0.000%	3,175,000	2,954,401
Matagorda County Navigation District No. 1(e)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 AMT
05/01/2030	1.750%	3,000,000	2,965,890
State of Texas(e)
Unlimited General Obligation Bonds
Series 2014 AMT
08/01/2023	6.000%	3,475,000	4,057,897
State of Texas
Unlimited General Obligation Refunding Bonds
College Student Loan
08/01/2020	4.000%	3,000,000	3,092,220
Texas Department of Housing & Community Affairs
Revenue Bonds
EMLI Liberty Crossing Housing
Series 2017
12/01/2020	1.800%	3,600,000	3,593,232
Travis County Housing Finance Corp.
Revenue Bonds
McKinney Falls Apartments
Series 2018
04/01/2021	2.000%	2,500,000	2,502,825
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/2021	5.000%	3,895,000	4,214,039
Total			31,422,046
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.4%
County of Utah
Revenue Bonds
IHC Health Services, Inc.
Series 2018B
05/15/2056	5.000%	3,750,000	4,108,725
Vermont 1.1%
Vermont Economic Development Authority
Revenue Bonds
Bennington College Real Estate Project
RAN Series 2017
07/01/2020	2.000%	10,000,000	9,859,800
Virgin Islands, U.S. 0.1%
Virgin Islands Public Finance Authority(d),(g)
Revenue Bonds
Series 2015
09/01/2020	5.000%	750,000	774,765
Virginia 2.2%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Series 2015
11/01/2035	1.750%	4,000,000	3,995,640
Wise County Industrial Development Authority
Revenue Bonds
Series 2015A
10/01/2040	2.150%	11,875,000	11,862,056
Virginia Electric & Power Co.
Series 2015A
11/01/2040	1.875%	5,000,000	4,977,550
Total			20,835,246
Washington 0.5%
Port of Seattle(e)
Revenue Bonds
Series 2018B AMT
05/01/2023	5.000%	2,000,000	2,222,960
Washington State Housing Finance Commission(e)
Refunding Revenue Bonds
Single Family Program
Series 2015 AMT
12/01/2022	2.600%	1,030,000	1,037,849
Series 2017 AMT
06/01/2039	4.000%	1,060,000	1,106,015
Washington State Housing Finance Commission
Revenue Bonds
Series 2010A (GNMA / FNMA / FHLMC)
10/01/2028	4.700%	165,000	167,270
Total			4,534,094

Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 1.1%
Public Finance Authority
Loan Anticipation Notes
Lake Ocone Academy
Series 2017
10/01/2019	2.300%	3,585,000	3,571,126
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,200,594
Wisconsin Housing & Economic Development Authority(e)
Refunding Revenue Bonds
Series 2017B (FHA) AMT
09/01/2019	1.500%	400,000	398,248
03/01/2020	1.600%	350,000	347,617
03/01/2021	1.850%	525,000	519,535
09/01/2022	2.150%	870,000	861,700
Revenue Bonds
Series 2018A AMT
03/01/2021	2.250%	390,000	390,074
03/01/2022	2.500%	1,265,000	1,270,212
09/01/2022	2.600%	710,000	713,862
Total			10,272,968
Wyoming 0.2%
Wyoming Community Development Authority(e)
Refunding Revenue Bonds
Series 2016-1 AMT
12/01/2038	3.500%	1,765,000	1,814,032
Total Municipal Bonds (Cost $779,338,613)			777,423,917

Municipal Short Term 15.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 1.1%
California Pollution Control Financing Authority(d),(e)
Refunding Revenue Bonds
Republic Services, Inc.
Series 2010A AMT
08/01/2023	2.150%	8,000,000	8,000,000
Revenue Bonds
Republic Services, Inc. Project
Series 2018 AMT
11/01/2042	2.300%	2,000,000	2,000,220
Total			10,000,220
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Illinois 0.2%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2018C
12/01/2019	3.060%	1,700,000	1,727,013
Indiana 0.5%
Indiana Finance Authority(e)
Revenue Bonds
Republic Services, Inc. Project
Series 2010A AMT
05/01/2034	2.350%	3,000,000	3,000,240
Series 2012 AMT
12/01/2037	2.350%	2,000,000	2,000,160
Total			5,000,400
Massachusetts 0.7%
Town of Templeton
Limited General Obligation Notes
BAN Series 2018A
02/27/2019	2.340%	6,600,000	6,604,440
Michigan 0.5%
Waterford School District
Limited General Obligation Notes
Series 2018
09/25/2019	1.930%	4,640,000	4,671,366
New Jersey 0.8%
City of Newark
Unlimited General Obligation Notes
Series 2018
10/09/2019	2.130%	4,700,000	4,743,052
Tax Appeal
12/20/2019	2.190%	3,000,000	3,033,990
Total			7,777,042
New York 10.6%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
Erie #2 Chautauqua and Cattaraugus
Series 2018
06/28/2019	2.050%	7,000,000	7,019,110
RAN Series 2018
06/21/2019	2.050%	5,500,000	5,514,300
06/28/2019	2.060%	4,000,000	4,014,960
City of Batavia
Unlimited General Obligation Notes
BAN Series 2018
05/02/2019	2.260%	1,600,000	1,600,816

12	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
City of New York(c)
Unlimited General Obligation Bonds
Fiscal 1995
Subordinated Series 2015F
Muni Swap Index Yield + 0.650% Floor 0.650% 02/15/2019	2.080%	6,250,000	6,250,845
City of Yonkers
Limited General Obligation Notes
BAN Series 2018-A
05/15/2019	2.430%	5,000,000	5,007,800
Frewsburg Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/26/2019	1.940%	5,131,000	5,147,111
Greater Southern Tier Board of Cooperative Educational Services District
Revenue Notes
RAN Series 2018
06/28/2019	2.110%	5,000,000	5,022,750
Holland Patent Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.050%	2,800,000	2,807,644
Lisbon Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.020%	4,900,000	4,913,965
Norwich City School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.040%	8,025,000	8,047,229
Olean City School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	1.960%	6,800,000	6,821,352
Remsen Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.000%	4,000,000	4,020,160
Susquehanna Valley Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	1.720%	4,000,000	4,016,480
Town of Windham
Limited General Obligation Notes
BAN Series 2018
05/21/2019	2.180%	3,669,000	3,677,659
Town of York
Limited General Obligation Notes
BAN Series 2018
08/29/2019	2.040%	2,836,620	2,847,768
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Utica School District
Unlimited General Obligation Notes
BAN Series 2019A
07/19/2019	2.060%	4,750,000	4,765,105
Village of Lowville
Limited General Obligation Notes
BAN Series 2018
09/25/2019	2.530%	4,702,000	4,707,972
Village of Springville
Limited General Obligation Notes
BAN Series 2018
07/03/2019	2.130%	4,040,000	4,050,060
West Islip Fire District
Unlimited General Obligation Notes
BAN Series 2018
07/12/2019	2.100%	3,400,000	3,417,272
Wyandanch Union Free School District
Unlimited General Obligation Notes
TAN Series 2018
06/21/2019	2.120%	5,000,000	5,006,850
Total			98,677,208
Pennsylvania 1.0%
Pennsylvania Economic Development Financing Authority(e)
Refunding Revenue Bonds
Series 2017A AMT
04/01/2019	2.400%	1,875,000	1,875,351
Pennsylvania Economic Development Financing Authority(b),(e),(h)
Revenue Bonds
Waste Management, Inc. Project
Series 2013 AMT
08/01/2045	2.150%	7,500,000	7,500,000
Total			9,375,351
Total Municipal Short Term (Cost $143,773,109)			143,833,040

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(i)	600,127	600,127
Total Money Market Funds (Cost $600,115)		600,127
Total Investments in Securities (Cost $926,466,837)		924,612,084
Other Assets & Liabilities, Net		6,678,821
Net Assets		$931,290,905

Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Variable rate security. The interest rate shown was the current rate as of January 31, 2019.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $15,245,511, which represents 1.64% of total net assets.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2019, the total value of these securities amounted to $774,765, which represents 0.08% of total net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TAN	Tax Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
14	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,755,000	—	2,755,000
Municipal Bonds	—	777,423,917	—	777,423,917
Municipal Short Term	—	143,833,040	—	143,833,040
Money Market Funds	600,127	—	—	600,127
Total Investments in Securities	600,127	924,011,957	—	924,612,084
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	15

Portfolio of Investments
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.4%
Virginia College Building Authority(a),(b)
Revenue Bonds
University of Richmond Project
Series 2009 (Wells Fargo Bank)
11/01/2036	1.640%	2,000,000	2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 96.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.5%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,189,249
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009B
10/01/2021	5.000%	2,500,000	2,555,400
Series 2010A
10/01/2023	5.000%	2,475,000	2,605,432
10/01/2027	5.000%	1,515,000	1,589,493
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/2024	5.000%	1,000,000	1,070,910
Total			9,010,484
Higher Education 9.3%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	1,000,000	988,180
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/2022	5.000%	1,245,000	1,329,150
Revenue Bonds
Liberty University Projects
Series 2010
03/01/2022	5.000%	1,455,000	1,504,936
03/01/2023	5.000%	2,000,000	2,069,080
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	3,115,000	3,558,669
Virginia Commonwealth University
Refunding Revenue Bonds
General Pledge
Series 2018-A
11/01/2031	5.000%	400,000	483,280
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	2,915,344
Total			12,848,639
Hospital 11.8%
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System
Series 2018
05/15/2026	5.000%	1,500,000	1,787,745
Inova Health System Project
Series 1993I (NPFGC)
08/15/2019	5.250%	275,000	280,132
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/2020	5.250%	4,000,000	4,166,800
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,924,341
Series 2018A
11/01/2048	5.000%	300,000	363,036
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/2025	5.000%	3,500,000	3,659,495
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,473,355
06/15/2033	5.000%	200,000	222,888
06/15/2035	5.000%	1,000,000	1,105,470
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,414,062
Total			16,397,324
Investor Owned 1.5%
Chesterfield County Economic Development Authority
Refunding Revenue Bonds
Virginia Electric & Power Co.
Series 2009A
05/01/2023	5.000%	2,000,000	2,013,660
Local Appropriation 3.9%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	180,887
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,196,070
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	867,910
Six Public Facilities Projects
Series 2010
04/01/2024	4.000%	1,000,000	1,003,690
Henry County Industrial Development Authority
Revenue Bonds
Public Facility Lease
Series 2018
11/01/2036	4.000%	1,000,000	1,022,660
Loudoun County Economic Development Authority
Revenue Bonds
Series 2015
12/01/2028	5.000%	1,035,000	1,200,579
Total			5,471,796
Local General Obligation 9.1%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,114,700
City of Newport News
Unlimited General Obligation Refunding Bonds
Series 2016A
08/01/2031	5.000%	1,000,000	1,171,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Norfolk(c)
Unlimited General Obligation Bonds
Capital Improvement
08/01/2033	5.000%	1,000,000	1,199,630
City of Norfolk
Unlimited General Obligation Refunding Bonds
Series 2017C
09/01/2033	4.000%	1,380,000	1,475,220
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,186,960
City of Suffolk
Unlimited General Obligation Refunding Bonds
Series 2014
02/01/2029	4.000%	2,000,000	2,158,480
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,155,780
County of Fairfax(c)
Unlimited General Obligation Public Improvement Bonds
Series 2019A
10/01/2035	5.000%	1,000,000	1,208,650
Total			12,670,740
Multi-Family 0.8%
Farmville Industrial Development Authority
Refunding Revenue Bonds
Longwood University Student Project
01/01/2038	5.000%	1,000,000	1,061,760
Other Bond Issue 5.2%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	240,024
Rappahannock Regional Jail Authority
Refunding Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	2,019,095
Riverside Regional Jail Authority
Refunding Revenue Bonds
Series 2015
07/01/2028	5.000%	2,685,000	3,146,015
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,500,000	1,776,255
Total			7,181,389

2	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 5.5%
Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2009C
08/01/2025	4.000%	1,250,000	1,265,375
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/2024	5.000%	1,395,000	1,502,582
State Revolving Fund
Subordinated Series 2005
10/01/2020	5.500%	3,500,000	3,720,640
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,079,550
Total			7,568,147
Refunded / Escrowed 11.2%
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,716,480
County of Fairfax
Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2011A
04/01/2024	4.000%	2,000,000	2,098,780
County of Smyth
Prerefunded 11/01/21 Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/2031	5.000%	4,000,000	4,344,160
Fairfax County Industrial Development Authority
Prerefunded 05/15/19 Revenue Bonds
Inova Health System Project
Series 2009C
05/15/2025	5.000%	1,000,000	1,009,300
Virginia Commonwealth Transportation Board
Prerefunded 05/15/22 Revenue Bonds
Capital Projects
Series 2012
05/15/2029	5.000%	3,000,000	3,315,510
Total			15,484,230
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 4.4%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	2,012,360
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	390,750
Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	795,000	806,520
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
10/01/2037	5.000%	1,500,000	1,630,380
Westminster-Canterbury Corp.
Series 2015
10/01/2035	4.000%	1,320,000	1,323,102
Total			6,163,112
Sales Tax 1.6%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,286,380
Special Non Property Tax 3.4%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,558,548
06/15/2030	5.000%	1,540,000	1,772,016
Hampton Roads Transportation Accountability Commission
Revenue Bonds
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,368,190
Total			4,698,754
Special Property Tax 4.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	992,550

Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,077,990
04/01/2032	4.000%	1,000,000	1,071,950
Marquis Community Development Authority of York County(d),(e)
Revenue Bonds
Convertible
Series 2015
09/01/2045	0.000%	644,000	456,834
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	1,401,782
Marquis Community Development Authority of York County(e)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	161,554
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	699,977
Total			5,862,637
State Appropriated 2.3%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,599,285
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,615,380
Total			3,214,665
Transportation 7.9%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	1,000,000	1,218,600
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	543,030
Series 2018
05/15/2036	4.000%	2,000,000	2,111,060
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	3,002,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,332,460
Series 2018
07/01/2036	5.000%	500,000	577,435
07/01/2037	5.000%	1,000,000	1,149,240
Total			10,934,575
Turnpike / Bridge / Toll Road 4.7%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2023	5.000%	1,025,000	1,103,843
07/15/2027	5.000%	1,000,000	1,064,010
Metropolitan Washington Airports Authority Dulles Toll Road(e)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,406,700
Total			6,574,553
Water & Sewer 3.4%
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,416,880
Hampton Roads Sanitation District
Refunding Subordinated Revenue Bonds
Series 2016A
08/01/2031	5.000%	2,000,000	2,342,640
Total			4,759,520
Total Municipal Bonds (Cost $131,692,753)			134,202,365

Money Market Funds 1.5%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(f)	2,000,473	2,000,473
Total Money Market Funds (Cost $2,000,473)		2,000,473
Total Investments in Securities (Cost: $135,693,226)		138,202,838
Other Assets & Liabilities, Net		523,151
Net Assets		138,725,989

4	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $456,834, which represents 0.33% of total net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,000,000	—	2,000,000
Municipal Bonds	—	134,202,365	—	134,202,365
Money Market Funds	2,000,473	—	—	2,000,473
Total Investments in Securities	2,000,473	136,202,365	—	138,202,838
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
6	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.3%
South Carolina Educational Facilities Authority(a),(b)
Revenue Bonds
Furman University (Wells Fargo Bank)
10/01/2039	1.700%	2,310,000	2,310,000
Total Floating Rate Notes (Cost $2,310,000)			2,310,000

Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.7%
Charleston County Airport District(c)
Revenue Bonds
Series 2019
07/01/2035	5.000%	500,000	590,595
County of Horry Airport
Revenue Bonds
Series 2010A
07/01/2020	5.000%	1,150,000	1,194,712
Total			1,785,307
Charter Schools 1.5%
South Carolina Jobs-Economic Development Authority(d)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	1,001,270
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	538,990
Total			1,540,260
Higher Education 8.4%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/2028	5.000%	1,170,000	1,357,949
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/2024	5.000%	1,500,000	1,717,215
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	2,187,588
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,746,105
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/2026	5.000%	1,500,000	1,646,475
Total			8,655,332
Hospital 11.6%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,683,150
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2027	5.000%	1,750,000	1,896,440
10/01/2031	5.000%	2,000,000	2,159,720
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Lexington Medical Center Obligated Group
Series 2017
11/01/2032	4.000%	1,050,000	1,092,410
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,652,835
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
05/01/2036	5.000%	2,000,000	2,228,340
Revenue Bonds
McLeod Health Obligation Group
Series 2018
11/01/2033	5.000%	1,000,000	1,149,880
Total			11,862,775
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 3.5%
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/2032	5.000%	1,250,000	1,345,975
Series 2016A
12/01/2028	5.000%	2,000,000	2,255,600
Total			3,601,575
Local Appropriation 27.4%
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,691,955
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,270,660
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,163,860
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,061,770
05/01/2035	5.000%	1,000,000	1,123,320
City of North Charleston
Revenue Bonds
Series 2012
06/01/2029	5.000%	2,280,000	2,476,673
County of Florence
Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,113,910
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,130,420
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,152,340
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,171,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	944,310
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	2,077,739
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,698,570
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	610,709
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	2,101,828
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,483,267
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,704,165
12/01/2030	5.000%	1,275,000	1,442,038
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,711,665
Total			28,130,879
Local General Obligation 5.7%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	1,000,000	1,104,430
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/2023	5.000%	1,190,000	1,339,964
Lexington County School District No. 1(c)
Unlimited General Obligation Refunding Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2031	5.000%	1,000,000	1,213,840

2	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	1,055,065
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2018-B
03/01/2036	5.000%	1,000,000	1,180,390
Total			5,893,689
Municipal Power 1.7%
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2012A (AGM)
01/01/2023	5.000%	1,560,000	1,691,555
Refunded / Escrowed 6.3%
Anderson Regional Joint Water System
Prerefunded 07/15/22 Revenue Bonds
Series 2012
07/15/2028	5.000%	2,000,000	2,220,060
City of Columbia Waterworks & Sewer System
Prerefunded 02/01/21 Revenue Bonds
Series 2011A
02/01/2027	5.000%	1,000,000	1,064,960
County of Charleston
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Improvement
Series 2009A
08/01/2023	5.000%	1,000,000	1,016,580
Renewable Water Resources
Prerefunded 01/01/22 Refunding Revenue Bonds
Series 2012
01/01/2024	5.000%	555,000	606,088
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/22 Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/2024	5.000%	450,000	499,797
South Carolina Ports Authority
Prerefunded 07/01/20 Revenue Bonds
Series 2010
07/01/2023	5.250%	1,000,000	1,048,890
Total			6,456,375
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 3.0%
Three Rivers Solid Waste Authority(e)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,581,036
10/01/2025	0.000%	1,835,000	1,526,867
Total			3,107,903
Retirement Communities 0.9%
South Carolina Jobs-Economic Development Authority(d)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	835,000	874,971
Single Family 0.1%
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2010-1 (GNMA)
01/01/2028	5.000%	75,000	76,207
Special Non Property Tax 6.6%
City of Columbia
Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,346,335
City of Greenville Hospitality Tax
Improvement Refunding Revenue Bonds
Series 2011 (AGM)
04/01/2021	5.000%	1,290,000	1,372,728
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	625,525
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	776,892
Greenville County Public Facilities Corp.
Refunding Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	1,009,936
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	471,380

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011A
06/01/2023	5.000%	555,000	596,303
06/01/2024	5.000%	580,000	623,164
Total			6,822,263
Special Property Tax 1.1%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,140,310
State General Obligation 1.1%
State of South Carolina
Unlimited General Obligation Bonds
Series 2014B
04/01/2025	5.000%	1,000,000	1,155,340
Student Loan 1.1%
South Carolina State Education Assistance Authority
Revenue Bonds
Student Loan
Series 2009I
10/01/2024	5.000%	1,090,000	1,107,069
Transportation 7.3%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/2024	5.000%	2,000,000	2,317,500
Series 2005A (AMBAC)
10/01/2020	5.250%	4,880,000	5,155,378
Total			7,472,878
Water & Sewer 7.8%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2024	5.000%	1,000,000	1,152,950
City of Columbia Stormwater System
Revenue Bonds
Green Bond
02/01/2038	5.000%	350,000	407,208
City of Columbia Waterworks & Sewer System
Revenue Bonds
Series 2018
02/01/2035	4.000%	560,000	600,650
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,456,854
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	439,000
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	489,802
Renewable Water Resources
Refunding Revenue Bonds
Series 2010A
01/01/2020	5.000%	1,000,000	1,030,160
Unrefunded Refunding Revenue Bonds
Series 2012
01/01/2024	5.000%	445,000	485,829
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,128,050
Town of Lexington Waterworks & Sewer System
Refunding Revenue Bonds
Series 2017
06/01/2034	4.000%	750,000	804,277
Total			7,994,780
Total Municipal Bonds (Cost $96,742,289)			99,369,468

Money Market Funds 0.4%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(f)	456,708	456,708
Total Money Market Funds (Cost $456,708)		456,708
Total Investments in Securities (Cost: $99,508,997)		102,136,176
Other Assets & Liabilities, Net		503,273
Net Assets		102,639,449

4	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $1,876,241, which represents 1.83% of total net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,310,000	—	2,310,000
Municipal Bonds	—	99,369,468	—	99,369,468
Money Market Funds	456,708	—	—	456,708
Total Investments in Securities	456,708	101,679,468	—	102,136,176
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
6	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.3%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.630%	2,100,000	2,100,000
Total Floating Rate Notes (Cost $2,100,000)			2,100,000

Municipal Bonds 94.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.7%
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	603,940
Raleigh Durham Airport Authority
Refunding Revenue Bonds
Series 2010A
05/01/2023	5.000%	2,000,000	2,077,680
Total			2,681,620
Higher Education 9.5%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	386,142
Series 2016B
10/01/2020	5.000%	1,380,000	1,454,120
Revenue Bonds
Series 2018
05/01/2035	5.000%	1,095,000	1,256,283
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,132,484
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,307,460
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	471,708
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	673,325
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	367,740
10/01/2028	5.000%	250,000	310,602
University of North Carolina at Charlotte (The)
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	597,620
Series 2014
04/01/2030	5.000%	1,000,000	1,126,800
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	458,839
04/01/2030	5.000%	250,000	292,870
Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,272,320
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	294,593
10/01/2034	5.000%	575,000	674,515
Total			15,077,421
Hospital 12.9%
County of New Hanover
Refunding Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,390,692
North Carolina Medical Care Commission
Refunding Revenue Bonds
Mission Health System, Inc.
Series 2015
10/01/2036	5.000%	2,515,000	2,521,891
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	589,259
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,092,970
Vidant Health
Series 2012A
06/01/2025	5.000%	1,500,000	1,644,525
06/01/2036	5.000%	1,445,000	1,553,303
Series 2015
06/01/2030	5.000%	1,000,000	1,134,740
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,183,960
Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	3,635,000	3,985,232
Moses Cone Health System
Series 2011
10/01/2020	5.000%	3,215,000	3,387,678
Rex Hospital, Inc.
Series 2015A
07/01/2032	5.000%	1,000,000	1,125,720
Total			20,609,970
Joint Power Authority 2.6%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,301,700
Series 2016A
01/01/2028	5.000%	1,500,000	1,772,145
Total			4,073,845
Local Appropriation 19.6%
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,067,130
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,525,647
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2035	5.000%	1,000,000	1,133,430
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	572,135
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	856,980
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	290,313
06/01/2029	5.000%	250,000	288,878
County of Buncombe
Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	549,025
06/01/2029	5.000%	1,000,000	1,097,710
Series 2014A
06/01/2032	5.000%	1,635,000	1,861,153
County of Catawba
Revenue Bonds
Series 2011
10/01/2022	5.000%	400,000	432,420
Series 2018
12/01/2036	4.000%	1,940,000	2,068,195
County of Cumberland
Refunding Certificate of Participation
Improvement Projects
Series 2009-B1
12/01/2021	5.000%	2,775,000	2,847,788
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	243,227
County of Johnston
Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,136,710
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	530,120
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	769,332
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	444,552

2	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,347,521
04/01/2028	5.000%	1,290,000	1,482,507
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,792,155
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,054,950
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	2,003,720
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,000	2,128,400
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	575,850
06/01/2029	5.000%	500,000	573,005
Durham Capital Financing Corp.
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,604,130
Orange County Public Facilities Co.
Unrefunded Revenue Bonds
Series 2012
10/01/2024	5.000%	835,000	929,171
Total			31,206,154
Local General Obligation 5.4%
City of Winston-Salem
Unlimited General Obligation Bonds
Series 2016B
06/01/2023	5.000%	1,000,000	1,136,120
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	576,880
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	824,558
04/01/2024	5.000%	410,000	473,033
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2019A
03/01/2033	5.000%	1,500,000	1,832,130
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/2022	5.000%	2,000,000	2,199,420
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/2020	5.000%	1,565,000	1,569,069
Total			8,611,210
Multi-Family 4.9%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,139,440
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,654,965
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,299,000
Western Carolina University
Limited Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	588,300
06/01/2028	5.000%	1,000,000	1,167,080
06/01/2029	5.000%	800,000	929,600
Total			7,778,385
Municipal Power 1.8%
City of Concord Utilities Systems
Refunding Revenue Bonds
Series 2009B
12/01/2019	5.000%	1,500,000	1,541,595
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,350,600
Total			2,892,195
Ports 1.3%
North Carolina State Ports Authority
Revenue Bonds
Senior Lien
Series 2010B
02/01/2025	5.000%	2,000,000	2,062,820

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 10.0%
City of Raleigh Combined Enterprise System
Prerefunded 03/01/21 Revenue Bonds
Series 2011
03/01/2027	5.000%	800,000	854,096
City of Winston-Salem Water & Sewer System
Prerefunded 06/01/19 Revenue Bonds
Series 2009
06/01/2023	5.000%	1,000,000	1,010,910
County of Harnett
Prerefunded 06/01/19 Certificate of Participation
Series 2009
06/01/2022	5.000%	1,880,000	1,900,210
County of Mecklenburg
Prerefunded 02/01/19 Certificate of Participation
Series 2009A
02/01/2023	5.000%	1,000,000	1,000,000
County of Moore
Prerefunded 06/01/20 Revenue Bonds
Series 2010
06/01/2024	5.000%	1,635,000	1,706,024
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/2026	5.125%	1,885,000	2,114,405
Jacksonville Public Facilities Corp.
Prerefunded 04/01/22 Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,182,221
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,000,000	1,122,100
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/2022	6.000%	3,000,000	3,357,210
Series 1993B Escrowed to Maturity (NPFGC)
01/01/2022	6.000%	1,000,000	1,120,590
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2024	5.000%	490,000	545,262
Total			15,913,028
Retirement Communities 3.5%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,014,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
1st Mortgage-United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,668,992
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	750,000	808,875
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,362,778
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	754,362
Total			5,609,487
Sales Tax 0.7%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,172,580
Single Family 1.3%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2017-38B
07/01/2037	3.850%	2,000,000	2,023,100
State Appropriated 1.5%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,365,880
Transportation 0.7%
State of North Carolina
Revenue Bonds
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,040,337
Turnpike / Bridge / Toll Road 2.4%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	1,933,903
01/01/2032	5.000%	700,000	786,359
Series 2017 (AGM)
01/01/2031	5.000%	750,000	862,290

4	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(c)
Revenue Bonds
Series 2017C
07/01/2031	0.000%	500,000	290,760
Total			3,873,312
Water & Sewer 14.3%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2018
07/01/2035	4.000%	2,000,000	2,154,340
Revenue Bonds
Series 2009B
07/01/2025	5.000%	5,835,000	6,105,102
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	307,206
05/01/2030	5.000%	660,000	760,135
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,337,124
06/01/2023	5.250%	2,000,000	2,290,300
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	310,135
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,438,728
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	904,565
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2033	4.000%	2,165,000	2,321,075
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	438,528
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,747,185
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	325,395
County of Union Enterprise System
Revenue Bonds
Series 2015
06/01/2029	5.000%	500,000	589,995
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	820,000	881,525
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	392,205
04/01/2031	5.000%	450,000	523,305
Total			22,826,848
Total Municipal Bonds (Cost $146,007,533)			149,818,192

Money Market Funds 3.8%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(d)	6,004,803	6,004,803
Total Money Market Funds (Cost $6,004,803)		6,004,803
Total Investments in Securities (Cost: $154,112,336)		157,922,995
Other Assets & Liabilities, Net		1,218,468
Net Assets		159,141,463

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,100,000	—	2,100,000
Municipal Bonds	—	149,818,192	—	149,818,192
Money Market Funds	6,004,803	—	—	6,004,803
Total Investments in Securities	6,004,803	151,918,192	—	157,922,995
See the Portfolio of Investments for all investment classifications not indicated in the table.
6	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2019	7

Portfolio of Investments
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 2.2%
Maryland Environmental Service
Revenue Bonds
Mid Shore II Regional Landfill
Series 2011
11/01/2024	5.000%	1,030,000	1,086,598
Higher Education 3.6%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/2029	5.000%	1,000,000	1,079,590
Montgomery County Authority
Refunding Revenue Bonds
Series 2014
05/01/2027	5.000%	500,000	567,345
Morgan State University
Refunding Revenue Bonds
Series 2012
07/01/2030	5.000%	150,000	163,098
Total			1,810,033
Hospital 25.8%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/2029	5.000%	750,000	845,093
MedStar Health, Inc.
Series 2015
08/15/2033	5.000%	500,000	556,245
Mercy Medical Center
Series 2016A
07/01/2032	5.000%	600,000	669,456
Meritus Medical Center Issue
Series 2015
07/01/2027	5.000%	1,000,000	1,134,490
Peninsula Regional Medical Center
Series 2015
07/01/2034	5.000%	1,000,000	1,101,240
Series 2017B
07/01/2031	5.000%	1,000,000	1,156,480
University of Maryland Medical System
Series 2015
07/01/2028	5.000%	500,000	575,820
Western Maryland Health System
Series 2014
07/01/2034	5.250%	1,500,000	1,642,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/2026	5.000%	1,210,000	1,326,075
07/01/2027	5.000%	1,000,000	1,093,160
Johns Hopkins Health System
Series 2012
07/01/2028	5.000%	1,000,000	1,104,270
Johns Hopkins Health System
Series 2013C
05/15/2033	5.000%	1,500,000	1,681,065
Total			12,886,374
Investor Owned 5.0%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Potomac
Series 2009
09/01/2022	6.200%	2,500,000	2,508,675
Local Appropriation 3.0%
County of Prince George’s
Certificate of Participation
University of Maryland Capital Region Health
Series 2018
10/01/2035	5.000%	750,000	878,370
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project
Series 2011
06/01/2026	5.000%	585,000	624,657
Total			1,503,027
Local General Obligation 7.2%
City of Baltimore
Unlimited General Obligation Bonds
Series 2017A
10/15/2033	5.000%	750,000	880,980
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/2021	5.250%	2,500,000	2,738,100
Total			3,619,080
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 10.4%
Howard County Housing Commission
Revenue Bonds
General Capital Improvement Program
Series 2015
06/01/2032	4.000%	750,000	776,685
Woodfield Oxford Square Apartments
Series 2017
12/01/2029	5.000%	555,000	649,394
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland Baltimore County Student Housing
Series 2016 (AGM)
07/01/2030	5.000%	725,000	844,205
University of Maryland College Park Student Housing
Series 2016 (AGM)
06/01/2030	5.000%	875,000	1,018,019
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2027	5.000%	1,100,000	1,155,198
Towson University Project
Series 2012
07/01/2027	5.000%	700,000	754,677
Total			5,198,178
Other Bond Issue 2.4%
City of Baltimore
Refunding Revenue Bonds
Convention Center Hotel
Series 2017
09/01/2028	5.000%	750,000	849,045
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/2021	4.400%	30,000	30,064
Maryland Economic Development Corp.
Revenue Bonds
Baltimore City Project
Subordinated Series 2018C
06/01/2038	4.000%	350,000	341,688
Total			1,220,797
Other Industrial Development Bond 1.7%
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/2025	5.750%	800,000	823,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 5.3%
City of Baltimore
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/2024	5.000%	1,400,000	1,568,000
State of Maryland
Prerefunded 03/01/23 Unlimited General Obligation Bonds
Series 2015A
03/01/2027	4.000%	1,000,000	1,088,110
Total			2,656,110
Retirement Communities 4.8%
City of Gaithersburg
Refunding Revenue Bonds
Asbury Obligation Group
Series 2009B
01/01/2023	6.000%	1,250,000	1,291,075
County of Baltimore
Refunding Revenue Bonds
Oak Crest Village, Inc.
Series 2016
01/01/2029	5.000%	500,000	567,975
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2026	5.000%	500,000	521,540
Total			2,380,590
Special Non Property Tax 2.3%
Maryland Stadium Authority
Revenue Bonds
Construction and Revitalization
Series 2018
05/01/2033	5.000%	1,000,000	1,165,600
Special Property Tax 9.1%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/2023	5.000%	225,000	253,242
07/01/2024	5.000%	500,000	560,290
City of Baltimore
Refunding Tax Allocation Bonds
Consolidated Tax Projects
Series 2015
06/15/2027	5.000%	520,000	582,369

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Frederick
Special Tax Bonds
Urbana Community Development Authority
Series 2010A
07/01/2025	5.000%	2,495,000	2,616,556
County of Montgomery
Refunding Special Tax Bonds
West Germantown Development District
Series 2014
07/01/2025	4.000%	485,000	529,795
Total			4,542,252
State Appropriated 5.8%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/2022	4.500%	2,675,000	2,907,029
State General Obligation 1.1%
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
08/01/2030	4.000%	500,000	553,430
Transportation 3.6%
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	1,000,000	1,201,100
Revenue Bonds
Series 2018
07/01/2036	5.000%	500,000	577,435
Total			1,778,535
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 4.6%
City of Baltimore
Subordinated Revenue Bonds
Series 2014A
07/01/2032	5.000%	1,000,000	1,128,880
Wastewater Project
Series 2017A
07/01/2031	5.000%	1,000,000	1,168,980
Total			2,297,860
Total Municipal Bonds (Cost $47,398,554)			48,937,648

Money Market Funds 0.6%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(a)	300,280	300,280
Total Money Market Funds (Cost $300,280)		300,280
Total Investments in Securities (Cost: $47,698,834)		49,237,928
Other Assets & Liabilities, Net		748,437
Net Assets		49,986,365

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	48,937,648	—	48,937,648
Money Market Funds	300,280	—	—	300,280
Total Investments in Securities	300,280	48,937,648	—	49,237,928
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.7%
City of New York(a),(b)
Unlimited General Obligation Notes
Subordinated Series 2013H-1 (JPMorgan Chase Bank)
01/01/2036	1.630%	300,000	300,000
Total Floating Rate Notes (Cost $300,000)			300,000

Municipal Bonds 96.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.4%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/2025	5.000%	1,500,000	1,583,235
Revenue Bonds
Series 2012B
01/01/2027	5.000%	1,000,000	1,080,800
Total			2,664,035
Higher Education 15.9%
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/2027	5.000%	500,000	545,570
Georgia Southern University Housing Foundation Four LLC
Series 2017
07/01/2034	5.000%	500,000	568,245
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM)
08/01/2025	5.000%	800,000	875,416
Dahlonega Downtown Development Authority
Refunding Revenue Bonds
North Georgia MAC LLC Project
Series 2017
07/01/2032	4.000%	1,000,000	1,062,340
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	1,000,000	1,145,090
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gwinnett County Development Authority
Refunding Revenue Bonds
Georgia Gwinnett College Student Housing
Series 2017
07/01/2034	5.000%	1,000,000	1,148,430
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/2027	5.000%	750,000	825,607
Georgia Regents University Cancer Center
Series 2014 (AGM)
12/15/2032	5.000%	425,000	488,593
Total			6,659,291
Hospital 15.1%
Carroll City-County Hospital Authority
Refunding Revenue Bonds
Tanner Medical Center, Inc. Project
Series 2016
07/01/2030	4.000%	1,000,000	1,071,460
Cedartown Polk County Hospital Authority
Revenue Bonds
Floyd Healthcare Polk Medical Center
RAC Series 2016
07/01/2034	5.000%	485,000	533,098
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2033	5.000%	300,000	347,154
Fayette County Hospital Authority
Revenue Bonds
Fayette Community Hospital
Series 2009A
06/15/2023	5.250%	2,000,000	2,022,340
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System Project
Series 2017
02/15/2030	5.000%	300,000	344,841
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnet Hospital System
Series 2007A (AGM)
07/01/2023	5.000%	2,000,000	2,020,440
Total			6,339,333
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 6.1%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/2032	5.000%	1,000,000	1,091,670
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/2021	5.250%	1,395,000	1,472,715
Total			2,564,385
Local Appropriation 0.6%
Macon-Bibb County Urban Development Authority
Refunding Revenue Bonds
Macon-Bibb County Public Project
Series 2017
12/01/2032	5.000%	200,000	232,656
Local General Obligation 16.1%
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2014A
08/01/2030	5.000%	1,000,000	1,144,650
City of Atlanta
Unlimited General Obligation Refunding Bonds
Series 2014A
12/01/2026	5.000%	500,000	582,975
Forsyth County School District
Unlimited General Obligation Bonds
Series 2014
02/01/2028	5.000%	500,000	570,920
Series 2018
02/01/2033	5.000%	500,000	597,435
Gwinnett County School District
Unlimited General Obligation Refunding Bonds
Series 2010
02/01/2024	5.000%	1,500,000	1,730,490
Jefferson City School District
Unlimited General Obligation Refunding Bonds
Series 2017
02/01/2031	4.000%	500,000	543,885
Pierce County School District
Unlimited General Obligation Bonds
Series 2017
01/01/2032	4.000%	425,000	458,664
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014
01/01/2031	5.000%	1,000,000	1,114,780
Total			6,743,799
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 2.5%
Cobb County Development Authority
Refunding Revenue Bonds
Kennesaw State University
Series 2014
07/15/2029	5.000%	980,000	1,065,985
Prep School 1.3%
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	500,000	539,035
Refunded / Escrowed 8.8%
DeKalb Newton & Gwinnett Counties Joint Development Authority
Prerefunded 07/01/19 Revenue Bonds
GGC Foundation LLC Project
Series 2009
07/01/2024	5.500%	2,000,000	2,030,840
Metropolitan Atlanta Rapid Transit Authority
Prerefunded 07/01/22 Revenue Bonds
Third Indenture
Series 2012A
07/01/2030	5.000%	1,500,000	1,663,215
Total			3,694,055
Single Family 2.4%
Georgia Housing & Finance Authority
Revenue Bonds
Series 2014B-1
12/01/2029	3.000%	1,000,000	993,750
Special Property Tax 4.2%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/2028	5.000%	525,000	606,806
12/01/2033	5.000%	1,000,000	1,139,360
Total			1,746,166
Turnpike / Bridge / Toll Road 1.7%
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	1,000,000	731,990

2	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 14.9%
Augusta Water & Sewerage Revenue
Refunding Revenue Bonds
Series 2017
10/01/2029	3.000%	750,000	757,987
Cherokee County Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
08/01/2031	5.000%	250,000	290,420
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/2030	5.000%	500,000	574,920
Series 2017A
11/01/2034	5.000%	1,000,000	1,173,730
City of Cartersville
Refunding Revenue Bonds
Series 2018
06/01/2035	4.000%	500,000	534,095
City of Columbus Water & Sewerage
Refunding Revenue Bonds
Series 2016
05/01/2032	5.000%	350,000	406,865
County of DeKalb Water & Sewage
Refunding Revenue Bonds
Series 2006B
10/01/2021	5.250%	1,500,000	1,636,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Villa Rica Public Facilities Authority
Refunding Revenue Bonds
Water & Sewer Project
Series 2015
03/01/2031	5.000%	750,000	850,335
Total			6,225,332
Total Municipal Bonds (Cost $39,126,107)			40,199,812

Money Market Funds 2.4%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%	1,000,258	1,000,258
Total Money Market Funds (Cost $1,000,258)		1,000,258
Total Investments in Securities (Cost: $40,426,365)		41,500,070
Other Assets & Liabilities, Net		391,149
Net Assets		41,891,219

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $731,990, which represents 1.75% of total net assets.
(d)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	300,000	—	300,000
Municipal Bonds	—	40,199,812	—	40,199,812
Money Market Funds	1,000,258	—	—	1,000,258
Total Investments in Securities	1,000,258	40,499,812	—	41,500,070
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
4	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2019

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 22, 2019

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date March 22, 2019